Label	Element	Value
Accretion of Redeemable Preferred and Issuance Costs	onew_AccretionOfRedeemablePreferredAndIssuanceCosts	$ (74,000)
Temporary Equity, Elimination as Part of Reorganization	us-gaap_TemporaryEquityEliminationAsPartofReorganization	88,131,000
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture	us-gaap_StockIssuedDuringPeriodValueShareBasedCompensation	616,000
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture	us-gaap_StockIssuedDuringPeriodValueShareBasedCompensation	163,000
Effect Of Organizational Transactions Value	onew_EffectOfOrganizationalTransactionsValue	102,433,000
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	us-gaap_MinorityInterestDecreaseFromDistributionsToNoncontrollingInterestHolders	121,000
Accumulated Unpaid Preferred Returns	onew_AccumulatedUnpaidPreferredReturns	(1,004,000)
Temporary Equity, Accretion to Redemption Value	us-gaap_TemporaryEquityAccretionToRedemptionValue	74,000
Temporary Equity, Accretion of Dividends	us-gaap_TemporaryEquityAccretionOfDividends	1,004,000
Additional Paid-in Capital [Member]
Accretion of Redeemable Preferred and Issuance Costs	onew_AccretionOfRedeemablePreferredAndIssuanceCosts	0
Net income (loss)	us-gaap_ProfitLoss	0
Net income (loss)	us-gaap_ProfitLoss	0
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture	us-gaap_StockIssuedDuringPeriodValueShareBasedCompensation	163,000
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture	us-gaap_StockIssuedDuringPeriodValueShareBasedCompensation	0
Effect Of Organizational Transactions Value	onew_EffectOfOrganizationalTransactionsValue	56,567,000
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	us-gaap_MinorityInterestDecreaseFromDistributionsToNoncontrollingInterestHolders	0
Accumulated Unpaid Preferred Returns	onew_AccumulatedUnpaidPreferredReturns	0
Retained Earnings [Member]
Accretion of Redeemable Preferred and Issuance Costs	onew_AccretionOfRedeemablePreferredAndIssuanceCosts	0
Net income (loss)	us-gaap_ProfitLoss	0
Net income (loss)	us-gaap_ProfitLoss	1,085,000
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture	us-gaap_StockIssuedDuringPeriodValueShareBasedCompensation	0
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture	us-gaap_StockIssuedDuringPeriodValueShareBasedCompensation	0
Effect Of Organizational Transactions Value	onew_EffectOfOrganizationalTransactionsValue	0
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	us-gaap_MinorityInterestDecreaseFromDistributionsToNoncontrollingInterestHolders	0
Accumulated Unpaid Preferred Returns	onew_AccumulatedUnpaidPreferredReturns	0
Members Equity [Member]
Accretion of Redeemable Preferred and Issuance Costs	onew_AccretionOfRedeemablePreferredAndIssuanceCosts	(74,000)
Net income (loss)	us-gaap_ProfitLoss	0
Net income (loss)	us-gaap_ProfitLoss	(81,000)
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture	us-gaap_StockIssuedDuringPeriodValueShareBasedCompensation	0
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture	us-gaap_StockIssuedDuringPeriodValueShareBasedCompensation	616,000
Effect Of Organizational Transactions Value	onew_EffectOfOrganizationalTransactionsValue	(27,298,000)
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	us-gaap_MinorityInterestDecreaseFromDistributionsToNoncontrollingInterestHolders	120,000
Accumulated Unpaid Preferred Returns	onew_AccumulatedUnpaidPreferredReturns	(1,004,000)
Noncontrolling Interest [Member]
Accretion of Redeemable Preferred and Issuance Costs	onew_AccretionOfRedeemablePreferredAndIssuanceCosts	0
Net income (loss)	us-gaap_ProfitLoss	1,872,000
Net income (loss)	us-gaap_ProfitLoss	103,000
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture	us-gaap_StockIssuedDuringPeriodValueShareBasedCompensation	0
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture	us-gaap_StockIssuedDuringPeriodValueShareBasedCompensation	0
Effect Of Organizational Transactions Value	onew_EffectOfOrganizationalTransactionsValue	73,018,000
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	us-gaap_MinorityInterestDecreaseFromDistributionsToNoncontrollingInterestHolders	1,000
Accumulated Unpaid Preferred Returns	onew_AccumulatedUnpaidPreferredReturns	0
Class B Common Stock [Member] | Common Stock [Member]
Accretion of Redeemable Preferred and Issuance Costs	onew_AccretionOfRedeemablePreferredAndIssuanceCosts	0
Net income (loss)	us-gaap_ProfitLoss	0
Net income (loss)	us-gaap_ProfitLoss	0
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture	us-gaap_StockIssuedDuringPeriodValueShareBasedCompensation	0
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture	us-gaap_StockIssuedDuringPeriodValueShareBasedCompensation	0
Effect Of Organizational Transactions Value	onew_EffectOfOrganizationalTransactionsValue	85,000
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	us-gaap_MinorityInterestDecreaseFromDistributionsToNoncontrollingInterestHolders	0
Accumulated Unpaid Preferred Returns	onew_AccumulatedUnpaidPreferredReturns	$ 0
Effect of Organizational Transactions, Shares	onew_EffectOfOrganizationalTransactionsShares	8,462
Common Class A [Member] | Common Stock [Member]
Accretion of Redeemable Preferred and Issuance Costs	onew_AccretionOfRedeemablePreferredAndIssuanceCosts	$ 0
Net income (loss)	us-gaap_ProfitLoss	0
Net income (loss)	us-gaap_ProfitLoss	0
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture	us-gaap_StockIssuedDuringPeriodValueShareBasedCompensation	0
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture	us-gaap_StockIssuedDuringPeriodValueShareBasedCompensation	0
Effect Of Organizational Transactions Value	onew_EffectOfOrganizationalTransactionsValue	61,000
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	us-gaap_MinorityInterestDecreaseFromDistributionsToNoncontrollingInterestHolders	0
Accumulated Unpaid Preferred Returns	onew_AccumulatedUnpaidPreferredReturns	$ 0
Effect of Organizational Transactions, Shares	onew_EffectOfOrganizationalTransactionsShares	6,088